Accounts Receivable	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Accounts Receivable
B.7. Accounts receivable
Accounts receivable break down as follows:

(€ million)	June 30, 2025	December 31, 2024
Gross value	7,896	7,777
Allowances	(86)	(100)
Carrying amount	7,810	7,677
The impact of allowances against accounts receivable in the first half of 2025 was a net expense of €4 million (versus a net expense of €3 million for the first half of 2024).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
As of June 30, 2025	386	122	103	73	48	40
As of December 31, 2024	650	316	194	87	9	44
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.6. to the consolidated financial statements for the year ended December 31, 2024 and hence were derecognized was €12 million as of June 30, 2025 (versus €14 million as of December 31, 2024). The residual guarantees relating to those transfers were immaterial as of June 30, 2025.